Warrants	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Warrants
Warrants

Note 10. Warrants

On April 29, 2022, Mast Hill Fund, LP elected to purchase 18,667 warrant shares in a cashless exercise per the terms of the warrant agreement dated November 3, 2021.  Based on the calculation per the agreement, 11,470 shares were issued to Mast Hill Fund, LP.

NOTE 9. - WARRANTS

            On November 3, 2021, as additional consideration for the convertible promissory note financing (Note 6), the Company issued the Mast Hill Fund, L.P. (the “Lender”) a 5-year warrant to purchase 18,667 shares of Company common stock at a fixed price of $12.00 per share, subject to price adjustments for certain actions, including dilutive issuances. The Company has granted the Lender customary “piggy-back” registration rights with respect to the shares issuable upon conversion of the promissory note and exercise of the warrant. No material relationship exists between the Company or its affiliates and Lender, other than in respect of the Loan. The Company evaluated the terms of the warrant under ASC 480 and ASC 815 and determined that they were to be treated as equity instruments. The value of the warrant (calculated using the Black-Scholes option pricing model to determine the estimated fair value of the warrant) of approximately $181,900 will be amortized to interest expense over the life of the Promissory Note and is recorded as a discount to the promissory note (Note 6).

            On November 3, 2021, J.H. Darbie & Co., Inc., a registered broker-dealer, acted as a finder in connection with the same convertible promissory note and was paid a cash fee of $20,160 and issued a 5-year warrant to purchase 2,135 shares of Company common stock at a fixed price of $14.40 per share, subject to price adjustments for certain actions, including dilutive issuances. The Company has granted the Finder customary “piggy-back” registration rights with respect to the shares issuable upon exercise of the warrant. The Company evaluated the terms of the warrant under ASC 480 and ASC 815 and determined that they were to be treated as equity instruments. The value of the warrant (calculated using the Black-Scholes option pricing model to determine the estimated fair value of the warrant) of approximately $20,200 will be amortized to interest expense over the life of the Promissory Note and is recorded as a discount to the promissory note (Note 6).